Income Taxes - Summary of Balances of Deferred Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax liabilities
Maintenance deposits	$ (26,586)	$ (23,790)
Prepaid dividend tax	(14,103)	(12,432)
Property and equipment	(9,975)	(7,867)
Other	(4,050)	(6,013)
Set off tax	2,249	5,128
Deferred tax liabilities	(52,465)	(44,974)	$ (32,865)
Deferred tax assets
Provision for return conditions	7,859	7,606
Air traffic liability	1,281	1,015
Fuel derivative		107
Other provisions	4,859	4,587
Tax Loss	7,349	10,152
Set off tax	(2,249)	(5,128)
Deferred tax assets	19,099	18,339	12,708
Total deferred taxes	(33,366)	(26,635)
Deferred tax liabilities
Maintenance deposits	2,796	2,286	5,866
Prepaid dividend tax	1,671	5,300
Property and equipment	2,108	(1,599)	3,579
Other	(1,963)	(10,147)	11,692
Set off tax	2,879	16,269	(24,568)
Deferred tax liabilities	7,491	12,109	(3,431)
Deferred tax assets
Provision for return conditions	(253)	4,417	(11,203)
Air traffic liability	(266)	305	1,076
Fuel derivative	107	4,403	94
Other provisions	(272)	(3,059)	4,716
Tax Loss	2,803	4,572	(14,724)
Set off tax	(2,879)	(16,269)	24,568
Deferred tax assets	(760)	(5,631)	4,527
Origination and reversal of temporary differences	$ 6,731	$ 6,478	$ 1,096